Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	AEE
Entity Registrant Name	AMEREN CORP
Entity Central Index Key	0001002910
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		242,634,671
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 8,137,966,865
Entity Well-known Seasoned Issuer	Yes